Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Income Tax Expense [Abstract]
Income before taxes	$ 3,516,111	$ 2,121,071	$ 2,468,045
PRC EIT tax rates	15.00%	15.00%	15.00%
Tax at the PRC EIT tax rates	$ 527,417	$ 318,161	$ 370,207
Rate differences in various jurisdictions	82,748
Tax effect of R&D expenses deduction	(382,617)	(281,013)	(231,474)
Tax effect of non-taxable investment income and government grant	(37,514)	(37,148)	(227,733)
Tax effect of non-deductible expenses	30,820	173,017
Income tax expenses (benefits)	$ 220,854	$ 173,017	$ (89,000)